Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Capital Growth VIP
	Shares	Value ($)

Common Stocks 99.6%
Communication Services 13.2%
Entertainment 4.9%
Activision Blizzard, Inc.	129,555	10,026,261
Live Nation Entertainment, Inc.*	85,531	7,794,440
Netflix, Inc.*	25,611	15,631,418
Roku, Inc.*	16,929	5,304,702
Spotify Technology SA*	46,555	10,490,704
Walt Disney Co.*	53,880	9,114,880
		58,362,405
Interactive Media & Services 7.4%
Alphabet, Inc. "A"*	10,898	29,136,021
Alphabet, Inc. "C"*	11,681	31,133,486
Facebook, Inc. "A"*	37,821	12,836,069
Match Group, Inc.*	89,464	14,044,954
		87,150,530
Wireless Telecommunication Services 0.9%
T-Mobile U.S., Inc.*	86,960	11,110,009
Consumer Discretionary 14.2%
Diversified Consumer Services 1.4%
Chegg, Inc.* (a)	109,787	7,467,712
Terminix Global Holdings, Inc.*	212,712	8,863,709
		16,331,421
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc. "A"*	6,057	1,016,062
DraftKings, Inc. "A"* (a)	61,212	2,947,970
McDonald's Corp.	36,391	8,774,234
Planet Fitness, Inc. "A"*	77,546	6,091,238
		18,829,504
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.*	17,722	58,217,479
Multiline Retail 0.5%
Dollar General Corp.	28,381	6,020,745
Specialty Retail 4.0%
Burlington Stores, Inc.*	36,063	10,226,385
CarMax, Inc.*	89,851	11,497,334
Home Depot, Inc.	79,557	26,115,381
		47,839,100
Textiles, Apparel & Luxury Goods 1.8%
Lululemon Athletica, Inc.*	33,605	13,599,943
NIKE, Inc. "B"	53,391	7,753,975
		21,353,918

Consumer Staples 1.8%
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	30,875	13,873,681
Personal Products 0.6%
Estee Lauder Companies, Inc. "A"	24,860	7,456,260
Financials 4.0%
Capital Markets 1.3%
Intercontinental Exchange, Inc.	133,249	15,299,650
Consumer Finance 0.6%
American Express Co.	41,422	6,939,428
Insurance 2.1%
Progressive Corp.	271,627	24,552,365
Health Care 12.0%
Biotechnology 0.4%
Exact Sciences Corp.* (a)	49,668	4,740,811
Health Care Equipment & Supplies 5.5%
Danaher Corp.	77,348	23,547,825
DexCom, Inc.*	40,985	22,413,057
Hologic, Inc.*	189,329	13,974,373
The Cooper Companies, Inc.	11,650	4,815,062
		64,750,317
Health Care Providers & Services 0.5%
agilon health, Inc.* (a)	232,545	6,095,004
Life Sciences Tools & Services 4.4%
Charles River Laboratories International, Inc.*	30,050	12,400,734
Thermo Fisher Scientific, Inc.	68,301	39,022,410
		51,423,144
Pharmaceuticals 1.2%
Zoetis, Inc.	75,630	14,682,808
Industrials 8.4%
Aerospace & Defense 0.4%
TransDigm Group, Inc.*	6,605	4,125,285
Building Products 0.6%
Trex Co., Inc.*	65,306	6,656,641
Electrical Equipment 2.4%
AMETEK, Inc.	123,920	15,367,319
Generac Holdings, Inc.*	32,397	13,239,682
		28,607,001
Industrial Conglomerates 1.1%
Roper Technologies, Inc.	29,429	13,129,160
Machinery 0.4%
Deere & Co.	15,319	5,132,937

Professional Services 2.5%
TransUnion	161,251	18,110,100
Verisk Analytics, Inc.	59,779	11,971,940
		30,082,040
Road & Rail 1.0%
Norfolk Southern Corp.	27,959	6,689,191
Uber Technologies, Inc.*	116,257	5,208,313
		11,897,504
Information Technology 43.3%
IT Services 8.2%
Cloudflare, Inc. "A"*	74,715	8,416,645
Fiserv, Inc.*	134,442	14,586,957
Global Payments, Inc.	78,901	12,433,219
PayPal Holdings, Inc.*	44,799	11,657,148
Snowflake, Inc. "A"*	1,316	397,998
Twilio, Inc. "A"*	41,036	13,092,536
Visa, Inc. "A" (a)	161,523	35,979,248
		96,563,751
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.*	115,446	11,879,393
Analog Devices, Inc.	74,452	12,469,221
Applied Materials, Inc.	96,864	12,469,303
MKS Instruments, Inc.	41,744	6,299,587
NVIDIA Corp.	156,893	32,501,954
		75,619,458
Software 20.1%
Adobe, Inc.*	43,906	25,277,562
Avalara, Inc.*	42,263	7,386,305
DocuSign, Inc.*	42,067	10,829,308
Dynatrace, Inc.*	126,905	9,006,448
Intuit, Inc.	29,169	15,736,967
Microsoft Corp.	397,497	112,062,354
RingCentral, Inc. "A"*	17,127	3,725,122
salesforce.com, Inc.*	69,055	18,729,097
ServiceNow, Inc.*	31,874	19,834,234
Synopsys, Inc.*	52,719	15,784,596
		238,371,993
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	719,803	101,852,125
Materials 1.2%
Chemicals 0.7%
Ecolab, Inc.	38,772	8,088,614
Construction Materials 0.5%
Vulcan Materials Co.	36,298	6,140,170

Real Estate 1.5%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	11,176	8,830,493
Prologis, Inc.	73,007	9,157,268
		17,987,761
Total Common Stocks (Cost $396,721,656)		1,179,283,019

Securities Lending Collateral 4.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $49,226,319)	49,226,319	49,226,319

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $5,720,915)	5,720,915	5,720,915

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $451,668,890)	104.3	1,234,230,253
Other Assets and Liabilities, Net	(4.3)	(50,369,759)
Net Assets	100.0	1,183,860,494
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 4.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
60,706,321	—	11,480,002 (d)	—	—	12,894	—	49,226,319	49,226,319
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.03% (b)
5,792,769	102,514,685	102,586,539	—	—	1,335	—	5,720,915	5,720,915
66,499,090	102,514,685	114,066,541	—	—	14,229	—	54,947,234	54,947,234
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $47,780,594, which is 4.0% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,179,283,019	$—	$—	$1,179,283,019
Short-Term Investments (a)	54,947,234	—	—	54,947,234
Total	$1,234,230,253	$—	$—	$1,234,230,253
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1capgro-PH3
R-080548-1 (1/23)